S000004361 [Member] Investment Objectives and Goals - iShares iBoxx $ Investment Grade Corporate Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® iBOXX® $ INVESTMENT GRADE CORPORATE BOND ETF Ticker: LQDStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds.